Impact of Interest Rate Exposure (Detail) - Interest Rate Risk Sensitivity Analysis - Interest Rate Contract R$ in Thousands	9 Months Ended
Sep. 30, 2018 BRL (R$)
Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	R$ 7,967,643
Probable Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	4,112,359
Probable Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	3,855,284
Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	10,119,119
Impact of Interest Rate Exposure, gain (loss)	2,151,476
Possible Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	5,375,599
Possible Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	4,743,520
Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	12,441,466
Impact of Interest Rate Exposure, gain (loss)	4,473,823
Remote Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	6,737,490
Remote Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	R$ 5,703,976